FINANCIAL ASSETS AT AMORTISED COST - Schedule of Debt Securities and Loans and Advances to Banks and Customers (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	£ 6,132
Ending balance, allowance for expected credit losses	4,000	£ 6,132
The Group
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Exchange and other adjustments	19	0	£ 2
Other changes in credit quality	(416)	2,246	841
Impact of transfers between stages	(61)	1,456	604
Additions and repayments	794	(168)	95
Methodology and model changes	(42)	165	14
Other items	(5)	25	(2)
Due from fellow Lloyds Banking Group undertakings	739	738
Net carrying amount	7,474	5,950	4,852
Net carrying amount	477,541	480,141
Net carrying amount	4,562	5,137
Total financial assets at amortised cost	490,316	491,966
The Group | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 1	0	0
Transfers to Stage 2	0	0
Transfers to Stage 3	0	0
Impact of transfers between stages	0	0
The Group | Loans and advances to banks and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	4	0
Exchange and other adjustments	0	0
Other changes in credit quality	(3)
Additions and repayments	(1)	0
Charge to the income statement		4
Credit to the income statement	(4)
Ending balance, allowance for expected credit losses	0	4	0
The Group | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	1	1
Exchange and other adjustments	1	0
Additions and repayments	0	0
Charge to the income statement	0
Ending balance, allowance for expected credit losses	2	1	1
The Group | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	1,024	568
Exchange and other adjustments	139	41
Other changes in credit quality	(124)	181
Impact of transfers between stages	74	249
Additions and repayments	(164)	(44)
Methodology and model changes	(57)	90
Charge to the income statement		476
Credit to the income statement	(271)
Advances written off	(65)	(76)
Recoveries of advances written off in previous years	9	15
Ending balance, allowance for expected credit losses	836	1,024	568
The Group | Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	5,701	3,163
Exchange and other adjustments	119	19
Other changes in credit quality	(289)	2,155
Impact of transfers between stages	(12)	1,366
Additions and repayments	(738)	112
Methodology and model changes	(42)	165
Reversal of impairment loss recognised in profit or loss	(1,081)
Charge to the income statement		3,798
Advances written off	(1,094)	(1,529)
Recoveries of advances written off in previous years	159	250
Ending balance, allowance for expected credit losses	3,804	5,701	3,163
The Group | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Total financial assets at amortised cost	440,935	426,086
The Group | Stage 1 | Loans and advances to banks and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	4	0
Exchange and other adjustments	0	0
Other changes in credit quality	(3)
Additions and repayments	(1)	0
Charge to the income statement		4
Credit to the income statement	(4)
Ending balance, allowance for expected credit losses	0	4	0
The Group | Stage 1 | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	0	0
Exchange and other adjustments	1	0
Additions and repayments	0	0
Charge to the income statement	0
Ending balance, allowance for expected credit losses	1	0	0
The Group | Stage 1 | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	104	23
Exchange and other adjustments	0	0
Other changes in credit quality	(14)	63
Impact of transfers between stages	3	(2)
Additions and repayments	8	14
Methodology and model changes	(53)	6
Charge to the income statement		81
Credit to the income statement	(56)
Ending balance, allowance for expected credit losses	48	104	23
The Group | Stage 1 | Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	1,347	669
Exchange and other adjustments	(2)	0
Other changes in credit quality	(239)	838
Impact of transfers between stages	75	(166)
Additions and repayments	(209)	37
Methodology and model changes	(63)	(31)
Reversal of impairment loss recognised in profit or loss	(436)
Charge to the income statement		678
Ending balance, allowance for expected credit losses	909	1,347	669
The Group | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Total financial assets at amortised cost	33,781	49,155
The Group | Stage 2 | Loans and advances to banks and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	0	0
Exchange and other adjustments	0	0
Other changes in credit quality	0
Additions and repayments	0	0
Charge to the income statement		0
Credit to the income statement	0
Ending balance, allowance for expected credit losses	0	0	0
The Group | Stage 2 | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	0	0
Exchange and other adjustments	0	0
Additions and repayments	0	0
Charge to the income statement	0
Ending balance, allowance for expected credit losses	0	0	0
The Group | Stage 2 | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	468	281
Exchange and other adjustments	0	0
Other changes in credit quality	(32)	(26)
Impact of transfers between stages	20	168
Additions and repayments	(52)	(15)
Methodology and model changes	(10)	60
Charge to the income statement		187
Credit to the income statement	(74)
Ending balance, allowance for expected credit losses	394	468	281
The Group | Stage 2 | Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	2,125	993
Exchange and other adjustments	(5)	2
Other changes in credit quality	(256)	(33)
Impact of transfers between stages	(423)	850
Additions and repayments	(344)	143
Methodology and model changes	15	170
Reversal of impairment loss recognised in profit or loss	(1,008)
Charge to the income statement		1,130
Ending balance, allowance for expected credit losses	1,112	2,125	993
The Group | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Total financial assets at amortised cost	4,833	4,475
The Group | Stage 3 | Loans and advances to banks and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	0	0
Exchange and other adjustments	0	0
Other changes in credit quality	0
Additions and repayments	0	0
Charge to the income statement		0
Credit to the income statement	0
Ending balance, allowance for expected credit losses	0	0	0
The Group | Stage 3 | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	1	1
Exchange and other adjustments	0	0
Additions and repayments	0	0
Charge to the income statement	0
Ending balance, allowance for expected credit losses	1	1	1
The Group | Stage 3 | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	191	122
Exchange and other adjustments	18	20
Other changes in credit quality	(30)	(23)
Impact of transfers between stages	51	83
Additions and repayments	(33)	(13)
Methodology and model changes	6	24
Charge to the income statement		71
Credit to the income statement	(6)
Advances written off	(28)	(37)
Recoveries of advances written off in previous years	9	15
Ending balance, allowance for expected credit losses	184	191	122
The Group | Stage 3 | Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	1,968	1,359
Exchange and other adjustments	5	(4)
Other changes in credit quality	254	1,183
Impact of transfers between stages	336	682
Additions and repayments	(98)	(38)
Methodology and model changes	6	26
Charge to the income statement	498	1,853
Advances written off	(1,057)	(1,490)
Recoveries of advances written off in previous years	159	250
Ending balance, allowance for expected credit losses	1,573	1,968	1,359
The Group | POCI
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Total financial assets at amortised cost	10,767	12,250
The Group | POCI | Loans and advances to banks and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	0	0
Exchange and other adjustments	0	0
Other changes in credit quality	0
Additions and repayments	0	0
Charge to the income statement		0
Credit to the income statement	0
Ending balance, allowance for expected credit losses	0	0	0
The Group | POCI | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	0	0
Exchange and other adjustments	0	0
Additions and repayments	0	0
Charge to the income statement	0
Ending balance, allowance for expected credit losses	0	0	0
The Group | POCI | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	261	142
Exchange and other adjustments	121	21
Other changes in credit quality	(48)	167
Additions and repayments	(87)	(30)
Methodology and model changes	0	0
Charge to the income statement		137
Credit to the income statement	(135)
Advances written off	(37)	(39)
Recoveries of advances written off in previous years	0	0
Ending balance, allowance for expected credit losses	210	261	142
The Group | POCI | Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	261	142
Exchange and other adjustments	121	21
Other changes in credit quality	(48)	167
Additions and repayments	(87)	(30)
Methodology and model changes	0	0
Reversal of impairment loss recognised in profit or loss	(135)
Charge to the income statement		137
Advances written off	(37)	(39)
Recoveries of advances written off in previous years	0	0
Ending balance, allowance for expected credit losses	210	261	142
The Group | Loans and advances to banks and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, loans and advances to banks and reverse repurchase agreements	5,954	4,852
Beginning balance, allowance for expected credit losses	4
Exchange and other adjustments	15	(25)
Additions and repayments	1,505	1,127
Ending balance, loans and advances to banks and reverse repurchase agreements	7,474	5,954	4,852
Ending balance, allowance for expected credit losses	0	4
Net carrying amount	7,474	5,950
The Group | Stage 2 | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	0
The Group | Stage 2 | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	0	0
The Group | Stage 2 | Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	0	0
The Group | Stage 2 | Stage 1 | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	0
The Group | Stage 2 | Stage 1 | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	(5)	(4)
The Group | Stage 2 | Stage 1 | Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	(48)	(217)
The Group | Stage 2 | Stage 2 | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	0
The Group | Stage 2 | Stage 2 | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	37	22
The Group | Stage 2 | Stage 2 | Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	155	267
The Group | Stage 2 | Stage 3 | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	0
The Group | Stage 2 | Stage 3 | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	(32)	(18)
The Group | Stage 2 | Stage 3 | Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	(107)	(50)
The Group | Stage 1 | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	0	0
The Group | Stage 1 | Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	0	0
The Group | Stage 1 | Stage 1 | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	66	17
The Group | Stage 1 | Stage 1 | Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	562	144
The Group | Stage 1 | Stage 2 | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	(66)	(17)
The Group | Stage 1 | Stage 2 | Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	(551)	(141)
The Group | Stage 1 | Stage 3 | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	0	0
The Group | Stage 1 | Stage 3 | Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	(11)	(3)
The Group | Stage 3 | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	0	0
The Group | Stage 3 | Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	0	0
The Group | Stage 3 | Stage 1 | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	0	0
The Group | Stage 3 | Stage 1 | Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	(13)	(9)
The Group | Stage 3 | Stage 2 | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	(35)	(35)
The Group | Stage 3 | Stage 2 | Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	(220)	(156)
The Group | Stage 3 | Stage 3 | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	35	35
The Group | Stage 3 | Stage 3 | Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	233	165
The Group | Impact of transfers between stages | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	0
The Group | Impact of transfers between stages | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	74	249
The Group | Impact of transfers between stages | Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	(12)	1,366
The Group | Impact of transfers between stages | Stage 1 | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	0
The Group | Impact of transfers between stages | Stage 1 | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	(58)	(15)
The Group | Impact of transfers between stages | Stage 1 | Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	(426)	(84)
The Group | Impact of transfers between stages | Stage 2 | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	0
The Group | Impact of transfers between stages | Stage 2 | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	84	198
The Group | Impact of transfers between stages | Stage 2 | Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	193	880
The Group | Impact of transfers between stages | Stage 3 | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	0
The Group | Impact of transfers between stages | Stage 3 | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	48	66
The Group | Impact of transfers between stages | Stage 3 | Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	221	570
The Group | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, debt securities	5,138	5,326
Beginning balance, allowance for expected credit losses	1
Exchange and other adjustments	(20)	(17)
Additions and repayments	(554)	(171)
Impact of transfers between stages	0
Ending balance, allowance for expected credit losses	2	1
Ending balance, debt securities	4,564	5,138	5,326
Net carrying amount	4,562	5,137
The Group | Debt securities | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 2	0
The Group | Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, loans and advances to customers and reverse repurchase agreements	485,842	477,633
Beginning balance, allowance for expected credit losses	5,701
Exchange and other adjustments	(2,551)	831
Additions and repayments	(1,011)	8,657
Impact of transfers between stages	0	0
Advances written off	(1,094)	(1,529)
Recoveries of advances written off in previous years	159	250
Ending balance, allowance for expected credit losses	3,804	5,701
Ending balance, loans and advances to customers and reverse repurchase agreements	481,345	485,842	477,633
Net carrying amount	477,541	480,141
The Group | Loans and advances to customers and reverse repurchase agreements | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 1	0	0
The Group | Loans and advances to customers and reverse repurchase agreements | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 2	0	0
The Group | Loans and advances to customers and reverse repurchase agreements | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 3	0	0
The Bank
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Exchange and other adjustments	2	(1)	(6)
Due from fellow Lloyds Banking Group undertakings	108,424	128,771
Net carrying amount	7,287	5,656	4,453
Net carrying amount	163,428	178,269
Net carrying amount	3,756	4,315
Total financial assets at amortised cost	282,895	317,011
The Bank | Loans and advances to banks and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	4	0
Exchange and other adjustments	0	0
Other changes in credit quality	(3)
Additions and repayments	(1)	0
Charge to the income statement		4
Credit to the income statement	(4)
Ending balance, allowance for expected credit losses	0	4	0
The Bank | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	1	0
Exchange and other adjustments	(1)	0
Additions and repayments	0	1
Ending balance, allowance for expected credit losses	0	1	0
The Bank | Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	2,281	1,173
Exchange and other adjustments	(11)	(8)
Other changes in credit quality	(173)	818
Impact of transfers between stages	(119)	602
Additions and repayments	(318)	153
Methodology and model changes	(42)	165
Charge to the income statement		1,738
Credit to the income statement	(652)
Advances written off	(490)	(708)
Recoveries of advances written off in previous years	48	86
Ending balance, allowance for expected credit losses	1,176	2,281	1,173
The Bank | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Total financial assets at amortised cost	268,931	294,342
The Bank | Stage 1 | Loans and advances to banks and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	4	0
Exchange and other adjustments	0	0
Other changes in credit quality	(3)
Additions and repayments	(1)	0
Charge to the income statement		4
Credit to the income statement	(4)
Ending balance, allowance for expected credit losses	0	4	0
The Bank | Stage 1 | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	1	0
Exchange and other adjustments	(1)	0
Additions and repayments	0	1
Ending balance, allowance for expected credit losses	0	1	0
The Bank | Stage 1 | Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	589	238
Exchange and other adjustments	(1)	0
Other changes in credit quality	(107)	382
Impact of transfers between stages	28	(35)
Additions and repayments	(88)	35
Methodology and model changes	(63)	(31)
Charge to the income statement		351
Credit to the income statement	(230)
Ending balance, allowance for expected credit losses	358	589	238
The Bank | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Total financial assets at amortised cost	11,680	20,520
The Bank | Stage 2 | Loans and advances to banks and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	0	0
Exchange and other adjustments	0	0
Other changes in credit quality	0
Additions and repayments	0	0
Charge to the income statement		0
Credit to the income statement	0
Ending balance, allowance for expected credit losses	0	0	0
The Bank | Stage 2 | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	0	0
Exchange and other adjustments	0	0
Additions and repayments	0	0
Ending balance, allowance for expected credit losses	0	0	0
The Bank | Stage 2 | Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	974	435
Exchange and other adjustments	0	0
Other changes in credit quality	(125)	(43)
Impact of transfers between stages	(252)	275
Additions and repayments	(208)	137
Methodology and model changes	15	170
Charge to the income statement		539
Credit to the income statement	(570)
Ending balance, allowance for expected credit losses	404	974	435
The Bank | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Total financial assets at amortised cost	2,284	2,149
The Bank | Stage 3 | Loans and advances to banks and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	0	0
Exchange and other adjustments	0	0
Other changes in credit quality	0
Additions and repayments	0	0
Charge to the income statement		0
Credit to the income statement	0
Ending balance, allowance for expected credit losses	0	0	0
The Bank | Stage 3 | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	0	0
Exchange and other adjustments	0	0
Additions and repayments	0	0
Ending balance, allowance for expected credit losses	0	0	0
The Bank | Stage 3 | Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	718	500
Exchange and other adjustments	(10)	(8)
Other changes in credit quality	59	479
Impact of transfers between stages	105	362
Additions and repayments	(22)	(19)
Methodology and model changes	6	26
Charge to the income statement	148	848
Advances written off	(490)	(708)
Recoveries of advances written off in previous years	48	86
Ending balance, allowance for expected credit losses	414	718	500
The Bank | Loans and advances to banks and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, loans and advances to banks and reverse repurchase agreements	5,660	4,453
Beginning balance, allowance for expected credit losses	4
Exchange and other adjustments	20	(19)
Other changes in credit quality	0
Additions and repayments	1,607	1,226
Ending balance, loans and advances to banks and reverse repurchase agreements	7,287	5,660	4,453
Ending balance, allowance for expected credit losses	0	4
Net carrying amount	7,287	5,656
The Bank | Stage 2 | Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	0	0
The Bank | Stage 2 | Stage 1 | Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	(14)	(49)
The Bank | Stage 2 | Stage 2 | Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	61	66
The Bank | Stage 2 | Stage 3 | Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	(47)	(17)
The Bank | Stage 1 | Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	0	0
The Bank | Stage 1 | Stage 1 | Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	273	73
The Bank | Stage 1 | Stage 2 | Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	(267)	(72)
The Bank | Stage 1 | Stage 3 | Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	(6)	(1)
The Bank | Stage 3 | Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	0	0
The Bank | Stage 3 | Stage 1 | Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	(7)	(10)
The Bank | Stage 3 | Stage 2 | Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	(89)	(59)
The Bank | Stage 3 | Stage 3 | Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	96	69
The Bank | Impact of transfers between stages | Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	(119)	602
The Bank | Impact of transfers between stages | Stage 1 | Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	(224)	(49)
The Bank | Impact of transfers between stages | Stage 2 | Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	43	340
The Bank | Impact of transfers between stages | Stage 3 | Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	62	311
The Bank | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, debt securities	4,316	5,241
Beginning balance, allowance for expected credit losses	1
Exchange and other adjustments	12	(16)
Additions and repayments	(572)	(909)
Ending balance, allowance for expected credit losses	0	1
Ending balance, debt securities	3,756	4,316	5,241
Net carrying amount	3,756	4,315
The Bank | Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, loans and advances to customers and reverse repurchase agreements	180,550	178,742
Beginning balance, allowance for expected credit losses	2,281
Exchange and other adjustments	(168)	(181)
Additions and repayments	(15,336)	2,611
Impact of transfers between stages	0	0
Advances written off	(490)	(708)
Recoveries of advances written off in previous years	48	86
Ending balance, allowance for expected credit losses	1,176	2,281
Ending balance, loans and advances to customers and reverse repurchase agreements	164,604	180,550	178,742
Net carrying amount	163,428	178,269
The Bank | Loans and advances to customers and reverse repurchase agreements | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 1	0	0
The Bank | Loans and advances to customers and reverse repurchase agreements | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 2	0	0
The Bank | Loans and advances to customers and reverse repurchase agreements | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 3	0	0
Stage 1 | The Group | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	104
Beginning balance, retail mortgages	251,418	257,043
Exchange and other adjustments	0	0
Additions and repayments	19,179	8,619
Impact of transfers between stages	3,032	(14,244)
Ending balance, allowance for expected credit losses	48	104
Ending balance, retail mortgages	273,629	251,418	257,043
Net carrying amount	273,581	251,314
Stage 1 | The Group | Stage 1 | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 1	10,109	2,418
Stage 1 | The Group | Stage 2 | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 2	(6,930)	(16,463)
Stage 1 | The Group | Stage 3 | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 3	(147)	(199)
Stage 1 | The Group | Loans and advances to banks and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, loans and advances to banks and reverse repurchase agreements	5,954	4,852
Beginning balance, allowance for expected credit losses	4
Exchange and other adjustments	15	(25)
Additions and repayments	1,505	1,127
Ending balance, loans and advances to banks and reverse repurchase agreements	7,474	5,954	4,852
Ending balance, allowance for expected credit losses	0	4
Net carrying amount	7,474	5,950
Stage 1 | The Group | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, debt securities	5,137	5,325
Beginning balance, allowance for expected credit losses	0
Exchange and other adjustments	(20)	(17)
Additions and repayments	(557)	(171)
Impact of transfers between stages	(6)
Ending balance, allowance for expected credit losses	1	0
Ending balance, debt securities	4,554	5,137	5,325
Net carrying amount	4,553	5,137
Stage 1 | The Group | Debt securities | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 2	(6)
Stage 1 | The Group | Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, loans and advances to customers and reverse repurchase agreements	415,608	429,767
Beginning balance, allowance for expected credit losses	1,347
Exchange and other adjustments	(2,506)	1,013
Additions and repayments	10,181	9,989
Impact of transfers between stages	5,795	(25,161)
Ending balance, allowance for expected credit losses	909	1,347
Ending balance, loans and advances to customers and reverse repurchase agreements	429,078	415,608	429,767
Net carrying amount	428,169	414,261
Stage 1 | The Group | Loans and advances to customers and reverse repurchase agreements | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 1	18,662	4,970
Stage 1 | The Group | Loans and advances to customers and reverse repurchase agreements | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 2	(11,995)	(28,516)
Stage 1 | The Group | Loans and advances to customers and reverse repurchase agreements | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 3	(872)	(1,615)
Stage 1 | The Bank | Loans and advances to banks and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, loans and advances to banks and reverse repurchase agreements	5,660	4,453
Beginning balance, allowance for expected credit losses	4
Exchange and other adjustments	20	(19)
Other changes in credit quality	0
Additions and repayments	1,607	1,226
Ending balance, loans and advances to banks and reverse repurchase agreements	7,287	5,660	4,453
Ending balance, allowance for expected credit losses	0	4
Net carrying amount	7,287	5,656
Stage 1 | The Bank | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, debt securities	4,316	5,241
Beginning balance, allowance for expected credit losses	1
Exchange and other adjustments	12	(16)
Additions and repayments	(572)	(909)
Ending balance, allowance for expected credit losses	0	1
Ending balance, debt securities	3,756	4,316	5,241
Net carrying amount	3,756	4,315
Stage 1 | The Bank | Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, loans and advances to customers and reverse repurchase agreements	156,189	165,676
Beginning balance, allowance for expected credit losses	589
Exchange and other adjustments	(111)	40
Additions and repayments	(9,881)	1,231
Impact of transfers between stages	3,625	(10,758)
Ending balance, allowance for expected credit losses	358	589
Ending balance, loans and advances to customers and reverse repurchase agreements	149,822	156,189	165,676
Net carrying amount	149,464	155,600
Stage 1 | The Bank | Loans and advances to customers and reverse repurchase agreements | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 1	8,555	1,974
Stage 1 | The Bank | Loans and advances to customers and reverse repurchase agreements | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 2	(4,514)	(11,777)
Stage 1 | The Bank | Loans and advances to customers and reverse repurchase agreements | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 3	(416)	(955)
Stage 2 | The Group | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	468
Beginning balance, retail mortgages	29,018	16,935
Exchange and other adjustments	0	0
Additions and repayments	(3,598)	(1,411)
Impact of transfers between stages	(3,622)	13,494
Ending balance, allowance for expected credit losses	394	468
Ending balance, retail mortgages	21,798	29,018	16,935
Net carrying amount	21,404	28,550
Stage 2 | The Group | Stage 1 | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 1	(10,105)	(2,414)
Stage 2 | The Group | Stage 2 | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 2	7,425	16,882
Stage 2 | The Group | Stage 3 | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 3	(942)	(974)
Stage 2 | The Group | Loans and advances to banks and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, loans and advances to banks and reverse repurchase agreements	0	0
Beginning balance, allowance for expected credit losses	0
Exchange and other adjustments	0	0
Additions and repayments	0	0
Ending balance, loans and advances to banks and reverse repurchase agreements	0	0	0
Ending balance, allowance for expected credit losses	0	0
Net carrying amount	0	0
Stage 2 | The Group | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, debt securities	0	0
Beginning balance, allowance for expected credit losses	0
Exchange and other adjustments	0	0
Additions and repayments	3	0
Impact of transfers between stages	6
Ending balance, allowance for expected credit losses	0	0
Ending balance, debt securities	9	0	0
Net carrying amount	9	0
Stage 2 | The Group | Debt securities | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 2	6
Stage 2 | The Group | Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, loans and advances to customers and reverse repurchase agreements	51,280	28,505
Beginning balance, allowance for expected credit losses	2,125
Exchange and other adjustments	(31)	24
Additions and repayments	(8,633)	578
Impact of transfers between stages	(7,732)	22,173
Ending balance, allowance for expected credit losses	1,112	2,125
Ending balance, loans and advances to customers and reverse repurchase agreements	34,884	51,280	28,505
Net carrying amount	33,772	49,155
Stage 2 | The Group | Loans and advances to customers and reverse repurchase agreements | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 1	(18,623)	(4,954)
Stage 2 | The Group | Loans and advances to customers and reverse repurchase agreements | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 2	12,709	29,128
Stage 2 | The Group | Loans and advances to customers and reverse repurchase agreements | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 3	(1,818)	(2,001)
Stage 2 | The Bank | Loans and advances to banks and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, loans and advances to banks and reverse repurchase agreements	0	0
Beginning balance, allowance for expected credit losses	0
Exchange and other adjustments	0	0
Other changes in credit quality	0
Additions and repayments	0	0
Ending balance, loans and advances to banks and reverse repurchase agreements	0	0	0
Ending balance, allowance for expected credit losses	0	0
Net carrying amount	0	0
Stage 2 | The Bank | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, debt securities	0	0
Beginning balance, allowance for expected credit losses	0
Exchange and other adjustments	0	0
Additions and repayments	0	0
Ending balance, allowance for expected credit losses	0	0
Ending balance, debt securities	0	0	0
Net carrying amount	0	0
Stage 2 | The Bank | Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, loans and advances to customers and reverse repurchase agreements	21,494	10,681
Beginning balance, allowance for expected credit losses	974
Exchange and other adjustments	(12)	(1)
Additions and repayments	(5,052)	1,592
Impact of transfers between stages	(4,346)	9,222
Ending balance, allowance for expected credit losses	404	974
Ending balance, loans and advances to customers and reverse repurchase agreements	12,084	21,494	10,681
Net carrying amount	11,680	20,520
Stage 2 | The Bank | Loans and advances to customers and reverse repurchase agreements | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 1	(8,529)	(1,967)
Stage 2 | The Bank | Loans and advances to customers and reverse repurchase agreements | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 2	4,834	12,089
Stage 2 | The Bank | Loans and advances to customers and reverse repurchase agreements | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 3	(651)	(900)
Stage 3 | The Group | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	191
Beginning balance, retail mortgages	1,859	1,506
Exchange and other adjustments	0	0
Additions and repayments	(490)	(375)
Impact of transfers between stages	590	750
Advances written off	(28)	(37)
Recoveries of advances written off in previous years	9	15
Ending balance, allowance for expected credit losses	184	191
Ending balance, retail mortgages	1,940	1,859	1,506
Net carrying amount	1,756	1,668
Stage 3 | The Group | Stage 1 | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 1	(4)	(4)
Stage 3 | The Group | Stage 2 | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 2	(495)	(419)
Stage 3 | The Group | Stage 3 | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 3	1,089	1,173
Stage 3 | The Group | Loans and advances to banks and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, loans and advances to banks and reverse repurchase agreements	0	0
Beginning balance, allowance for expected credit losses	0
Exchange and other adjustments	0	0
Additions and repayments	0	0
Ending balance, loans and advances to banks and reverse repurchase agreements	0	0	0
Ending balance, allowance for expected credit losses	0	0
Net carrying amount	0	0
Stage 3 | The Group | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, debt securities	1	1
Beginning balance, allowance for expected credit losses	1
Exchange and other adjustments	0	0
Additions and repayments	0	0
Impact of transfers between stages	0
Ending balance, allowance for expected credit losses	1	1
Ending balance, debt securities	1	1	1
Net carrying amount	0	0
Stage 3 | The Group | Debt securities | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 2	0
Stage 3 | The Group | Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, loans and advances to customers and reverse repurchase agreements	6,443	5,647
Beginning balance, allowance for expected credit losses	1,968
Exchange and other adjustments	(82)	(198)
Additions and repayments	(994)	(754)
Impact of transfers between stages	1,937	2,988
Advances written off	(1,057)	(1,490)
Recoveries of advances written off in previous years	159	250
Ending balance, allowance for expected credit losses	1,573	1,968
Ending balance, loans and advances to customers and reverse repurchase agreements	6,406	6,443	5,647
Net carrying amount	4,833	4,475
Stage 3 | The Group | Loans and advances to customers and reverse repurchase agreements | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 1	(39)	(16)
Stage 3 | The Group | Loans and advances to customers and reverse repurchase agreements | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 2	(714)	(612)
Stage 3 | The Group | Loans and advances to customers and reverse repurchase agreements | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 3	2,690	3,616
Stage 3 | The Bank | Loans and advances to banks and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, loans and advances to banks and reverse repurchase agreements	0	0
Beginning balance, allowance for expected credit losses	0
Exchange and other adjustments	0	0
Other changes in credit quality	0
Additions and repayments	0	0
Ending balance, loans and advances to banks and reverse repurchase agreements	0	0	0
Ending balance, allowance for expected credit losses	0	0
Net carrying amount	0	0
Stage 3 | The Bank | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, debt securities	0	0
Beginning balance, allowance for expected credit losses	0
Exchange and other adjustments	0	0
Additions and repayments	0	0
Ending balance, allowance for expected credit losses	0	0
Ending balance, debt securities	0	0	0
Net carrying amount	0	0
Stage 3 | The Bank | Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, loans and advances to customers and reverse repurchase agreements	2,867	2,385
Beginning balance, allowance for expected credit losses	718
Exchange and other adjustments	(45)	(220)
Additions and repayments	(403)	(212)
Impact of transfers between stages	721	1,536
Advances written off	(490)	(708)
Recoveries of advances written off in previous years	48	86
Ending balance, allowance for expected credit losses	414	718
Ending balance, loans and advances to customers and reverse repurchase agreements	2,698	2,867	2,385
Net carrying amount	2,284	2,149
Stage 3 | The Bank | Loans and advances to customers and reverse repurchase agreements | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 1	(26)	(7)
Stage 3 | The Bank | Loans and advances to customers and reverse repurchase agreements | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 2	(320)	(312)
Stage 3 | The Bank | Loans and advances to customers and reverse repurchase agreements | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 3	1,067	1,855
POCI | The Group | Retail - UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	261
Beginning balance, retail mortgages	12,511	13,714
Exchange and other adjustments	68	(8)
Additions and repayments	(1,565)	(1,156)
Advances written off	(37)	(39)
Recoveries of advances written off in previous years	0	0
Ending balance, allowance for expected credit losses	210	261
Ending balance, retail mortgages	10,977	12,511	13,714
Net carrying amount	10,767	12,250
POCI | The Group | Loans and advances to banks and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, loans and advances to banks and reverse repurchase agreements	0	0
Beginning balance, allowance for expected credit losses	0
Exchange and other adjustments	0	0
Additions and repayments	0	0
Ending balance, loans and advances to banks and reverse repurchase agreements	0	0	0
Ending balance, allowance for expected credit losses	0	0
Net carrying amount	0	0
POCI | The Group | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, debt securities	0	0
Beginning balance, allowance for expected credit losses	0
Exchange and other adjustments	0	0
Additions and repayments	0	0
Ending balance, allowance for expected credit losses	0	0
Ending balance, debt securities	0	0	0
Net carrying amount	0	0
POCI | The Group | Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, loans and advances to customers and reverse repurchase agreements	12,511	13,714
Beginning balance, allowance for expected credit losses	261
Exchange and other adjustments	68	(8)
Additions and repayments	(1,565)	(1,156)
Advances written off	(37)	(39)
Recoveries of advances written off in previous years	0	0
Ending balance, allowance for expected credit losses	210	261
Ending balance, loans and advances to customers and reverse repurchase agreements	10,977	12,511	13,714
Net carrying amount	10,767	12,250
Due from fellow Lloyds Banking Group undertakings | The Group
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	0
Ending balance, allowance for expected credit losses	0	0
Due from fellow Lloyds Banking Group undertakings	739	738
Net carrying amount	739	738
Due from fellow Lloyds Banking Group undertakings | The Group | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	0
Ending balance, allowance for expected credit losses	0	0
Due from fellow Lloyds Banking Group undertakings	739	738
Net carrying amount	739	738
Due from fellow Lloyds Banking Group undertakings | The Group | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	0
Ending balance, allowance for expected credit losses	0	0
Due from fellow Lloyds Banking Group undertakings	0	0
Net carrying amount	0	0
Due from fellow Lloyds Banking Group undertakings | The Group | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	0
Ending balance, allowance for expected credit losses	0	0
Due from fellow Lloyds Banking Group undertakings	0	0
Net carrying amount	0	0
Due from fellow Lloyds Banking Group undertakings | The Group | POCI
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	0
Ending balance, allowance for expected credit losses	0	0
Due from fellow Lloyds Banking Group undertakings	0	0
Net carrying amount	0	0
Due from fellow Lloyds Banking Group undertakings | The Bank
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	27
Ending balance, allowance for expected credit losses	21	27
Due from fellow Lloyds Banking Group undertakings	108,445	128,798
Net carrying amount	108,424	128,771
Due from fellow Lloyds Banking Group undertakings | The Bank | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	20
Ending balance, allowance for expected credit losses	21	20
Due from fellow Lloyds Banking Group undertakings	108,445	128,791
Net carrying amount	108,424	128,771
Due from fellow Lloyds Banking Group undertakings | The Bank | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	0
Ending balance, allowance for expected credit losses	0	0
Due from fellow Lloyds Banking Group undertakings	0	0
Net carrying amount	0	0
Due from fellow Lloyds Banking Group undertakings | The Bank | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	7
Ending balance, allowance for expected credit losses	0	7
Due from fellow Lloyds Banking Group undertakings	0	7
Net carrying amount	0	0
Retail - UK mortgages | The Group
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, allowance for expected credit losses	1,024
Beginning balance, retail mortgages	294,806	289,198
Exchange and other adjustments	68	(8)
Additions and repayments	13,526	5,677
Advances written off	(65)	(76)
Recoveries of advances written off in previous years	9	15
Ending balance, allowance for expected credit losses	836	1,024
Ending balance, retail mortgages	308,344	294,806	£ 289,198
Net carrying amount	£ 307,508	£ 293,782